Consolidated Condensed Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	45,926,000	45,882,000	40,625,000
Treasury securities, shares	6,527,000	6,527,000	6,521,000